Share-Based Compensation - Summary of Stock Option and SAR Activity under 2023 ESOP Plan (Details)		6 Months Ended
		Jun. 30, 2024 shares SFr / shares	Jun. 30, 2023 shares SFr / shares	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Outstanding beginning balance | shares	[1]	3,466,210	1,762,949
Number of Options, Granted | shares	[1],[2]	1,336,922	1,449,500
Number of SARs, Granted | shares	[1]		134,765
Number of Options, Earnout Option Granted | shares	[1]		369,737
Number of Options, Forfeited | shares	[1],[3]	(119,910)
Number of Options, Exercised | shares	[1],[3]	(95,590)
Number of Options, Outstanding ending balance | shares	[1]	4,587,632	3,716,951
Weighted Average Exercise Price, Outstanding beginning balance | SFr / shares	[1]	SFr 4.5	SFr 2.39
Weighted Average Exercise Price, Granted | SFr / shares	[1],[2]	10.18	7.18
Weighted Average Exercise Price of SARs, Granted | SFr / shares	[1]		7.18
Weighted Average Exercise Price, Earnout Option Granted | SFr / shares	[1]		0.01
Weighted Average Exercise Price, Forfeited | SFr / shares	[1],[3]	5.11
Weighted Average Exercise Price, Exercised | SFr / shares	[1],[3]	2.77
Weighted Average Exercise Price, Outstanding ending balance | SFr / shares	[1]	SFr 6.29	SFr 4.19
Granted shares expiration period	[2]	2034
Granted SARs expiration period			2033
Earnout options granted expiration period			2028
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding shares expiration period		2028	2027	2027	2027
Granted shares expiration period	[2]		2028
Forfeited shares expiration period	[3]	2032
Exercised shares expiration period	[3]	2027
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding shares expiration period		2034	2033	2033	2031
Granted shares expiration period	[2]		2033
Forfeited shares expiration period	[3]	2033
Exercised shares expiration period	[3]	2032

[1]	Retroactive application of the recapitalization effect due to the BCA, the exchange ratio of 1.1432 was applied to the number of awards and the weighted average exercise price was divided by the same exchange ratio.
[2]	Pursuant to the BCA, all outstanding and unexercised options to purchase Legacy Oculis ordinary shares were assumed by Oculis and each option was replaced by an option to purchase ordinary shares of Oculis (the “Converted Options”). The exchange of Legacy Oculis 2018 Employee Stock Option and Incentive Plan (“2018 ESOP”) options for converted 2023 Plan options is not reflected in the table above. Refer to Note 4 - Financing Activities for further details.
[3]	) Forfeited amount includes earnout options forfeited during the six month periods ended June 30, 2024 and 2023. No SARs had been exercised or forfeited during the six months ended June 30, 2024 and 2023.